New Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
46.	New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are not yet effective as of December 31, 2025:

IAS 28 Investments in Associates and Joint Venture and IFRS 10 Consolidated Financial Statements.

In September 2014, the IASB issued this amendment, which clarifies the scope of the gains and losses recognized in a transaction, that involves an associate or joint venture, and that this depends on whether the asset sold, or contribution constitutes a business. Accordingly, the IASB concluded that all gains or losses must be recognized against loss of control of a business.

Likewise, the gains or losses that result from the sale or contribution of a subsidiary that does not constitute a business (definition of IFRS 3) to an associate or joint venture must be recognized only to the extent of unrelated interests in the associate or joint venture.

During December 2015, the IASB agreed to set the effective date of this amendment in the future, allowing its immediate adoption.

Banco de Chile and its subsidiaries will have no impact on the Consolidated Financial Statements as a result of the application of this amendment.

IFRS 18 – Presentation and Disclosure in Financial Statements.

In April 2024, IASB issued a new accounting standard, IFRS 18 Presentation and Disclosure in Financial Statements, replacing the IAS 1 Presentation of Financial Statements.

This new standard aims to improve the usefulness of the information presented and disclosures so that the comparability of the financial information is enhanced, complying with the qualitative characteristics defined in the conceptual framework of the International Financial Reporting Standards (IFRS).

According to the information provided by IASB, the standard introduces three new requirements:

-	Improvement comparability of the statement of income.
-	Higher transparency in measuring performance defined by Management.
-	More useful grouping of the information in the financial statements.

The standard will be effective for annual accounting periods beginning on or after January 1, 2027.

The Bank is still evaluating the impact.

IFRS 9 and IFRS 7 Financial Instruments: Classification and Measurement

In May 2024, the IASB issued amendments to the classification and measurement requirements of IFRS 9, “Financial Instruments”, and to the disclosure requirements of IFRS 7, “Financial Instruments: Disclosures”, as follows:

Derecognition of financial liabilities settled by electronic transfer.

The amendment allows an entity to consider that a financial liability (or part of it) that is settled using an electronic payment system is cancelled, expires or the liability otherwise qualifies for derecognition before the settlement date, if certain specified criteria are met. An entity that chooses to apply the deregistration option would be required to apply it to all settlements made through the same electronic payment system.

Classification of financial assets

The amendment provides guidance on how an entity can evaluate whether the contractual cash flows of a financial asset are consistent with a basic loan agreement, for classification and measurement purposes.

The amendment also improves the description of the term “non-recourse”, meaning that a financial asset has “non-recourse” features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specific assets.

Disclosures

For investments in equity financial instruments designated at fair value through other comprehensive income, an entity is required to disclose the fair value gain or loss presented in other comprehensive income during the period, showing separately the fair value gain or loss that relates to investments derecognized in the period and the fair value gain or loss that relates to investments held at the end of the period.

Additional disclosures are required for financial assets and liabilities with contractual terms that reference a contingent event (including those that are linked to Environmental, Social and Governance factor (ESG)).

The amendments are effective for annual periods beginning on or after January 1, 2026. Early adoption is permitted.

The Bank is in the process of analyzing the impact of this new standard.